Trade receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade Receivables
Schedule of trade receivable

	2022	2021
Local currency
Credit card administrators	287,754	200,601
Travel agencies	317,487	439,698
Cargo agencies	45,986	27,418
Airline partner companies	12,465	11,921
Other	31,477	18,852
Total local currency	695,169	698,490

Foreign currency
Credit card administrators	80,812	77,379
Travel agencies	83,517	38,999
Cargo agencies	968	211
Airline partner companies	33,075	27,863
Other	16,741	27,021
Total foreign currency	215,113	171,473

Total gross	910,282	869,963

Allowance for expected loss on trade receivables accounts	(22,548)	(19,280)

Total	887,734	850,683

Schedule of aging list of trade receivables

	2022	2021
Not yet due
Until 30 days	722,923	607,968
31 to 60 days	48,923	82,132
61 to 90 days	16,681	55,265
91 to 180 days	381	33,491
181 to 360 days	23,590	1,096
Above 360 days	7	379
Total not yet due	812,505	780,331

Overdue
Until 30 days	46,856	31,302
31 to 60 days	9,321	5,722
61 to 90 days	3,383	2,172
91 to 180 days	9,845	7,566
181 to 360 days	2,598	8,911
Above 360 days	3,226	14,679
Total overdue	75,229	70,352

Total	887,734	850,683

Schedule of changes in allowance for doubtful accounts

	2022	2021
Balance at the beginning of the year	(19,280)	(18,047)
(Additions) Reversals	(3,268)	(1,233)
Balances at the end of year	(22,548)	(19,280)